Basis of Presentation (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Basis of Presentation
Company generated cash from operations	$ 7,314	$ 310
Working capital	31,795			$ 887
Cash and cash equivalents	1,290
Net loss	1,315	1,371
Equity surplus	$ 22,334	$ 7,620	$ 11,789	$ 8,585	$ 7,146